Stock-Based Compensation (Details) - Schedule of restricted and performance stock unit activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Restricted and Performance Stock Unit Activity [Abstract]
Shares Outstanding Beginning	3,134,677
Weighted Average Grant Date Fair Value Outstanding Beginning (in Dollars per share)	$ 4.73
Aggregate Intrinsic Value Outstanding Beginning		3,506,184	3,949,158	2,345,559
Shares Awarded	48,274	166,927	1,726,488
Weighted Average Grant Date Fair Value Awarded (in Dollars per share)	$ 3.48
Shares Forfeited	(13,682)	(609,901)	(91,634)
Weighted Average Grant Date Fair Value Forfeited (in Dollars per share)	$ 4.73	$ 4.73
Shares Outstanding Ending	3,169,269	3,134,677
Weighted Average Grant Date Fair Value Outstanding Ending (in Dollars per share)	$ 4.71	$ 4.73
Aggregate Intrinsic Value Outstanding Ending (in Dollars)	$ 9,428,576	$ 11,723,692